Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (3.4%)
	Interpublic Group of Cos. Inc.	274,619	8,461
*	Sphere Entertainment Co.	169,078	6,958
*	Madison Square Garden Entertainment Corp.	169,900	6,285
*	Madison Square Garden Sports Corp.	26,488	6,091
*	National CineMedia Inc.	760,794	5,287
*,1	Manchester United plc Class A	293,153	4,978
	Paramount Global Class B	346,382	3,758
			41,818
Consumer Discretionary (16.7%)
*	Adtalem Global Education Inc.	235,290	21,508
	Royal Caribbean Cruises Ltd.	80,790	19,718
	OneSpaWorld Holdings Ltd.	1,011,868	19,215
*	Mattel Inc.	888,204	16,894
	Kontoor Brands Inc.	136,675	12,544
	Boyd Gaming Corp.	114,522	8,458
	Cheesecake Factory Inc.	165,558	8,384
*	Asbury Automotive Group Inc.	31,101	8,081
*	LGI Homes Inc.	70,873	7,760
	ADT Inc.	921,698	7,023
*	Mohawk Industries Inc.	49,701	6,900
	Gentex Corp.	221,411	6,766
	Perdoceo Education Corp.	239,761	6,581
	LCI Industries	49,312	5,957
	Phinia Inc.	99,091	5,557
*	Helen of Troy Ltd.	74,318	5,450
	Steven Madden Ltd.	118,731	5,412
*	Malibu Boats Inc. Class A	124,303	5,389
	Monarch Casino & Resort Inc.	62,946	5,288
	Sturm Ruger & Co. Inc.	120,699	4,597
	Leggett & Platt Inc.	353,891	4,456
*	Leslie's Inc.	1,589,995	3,657
	Cracker Barrel Old Country Store Inc.	61,019	3,390
	Carter's Inc.	51,751	2,824
*	Modine Manufacturing Co.	17,854	2,424
*	Stoneridge Inc.	24,017	165
			204,398
Consumer Staples (2.2%)
*	Darling Ingredients Inc.	196,707	7,973
	J M Smucker Co.	46,392	5,465
	Energizer Holdings Inc.	142,519	5,431
	Edgewell Personal Care Co.	95,526	3,494
*	Hain Celestial Group Inc.	354,452	2,931
	WK Kellogg Co.	93,324	1,941
			27,235
Energy (3.4%)
	Core Laboratories Inc.	403,684	8,215
	Matador Resources Co.	130,574	7,836
	SM Energy Co.	153,895	6,955
	Select Water Solutions Inc.	372,949	5,508
*	Tidewater Inc.	86,389	4,468
	Weatherford International plc	54,177	4,459
	ChampionX Corp.	134,285	4,156
			41,597
Financials (23.6%)
	Carlyle Group Inc.	224,054	11,926
	Wintrust Financial Corp.	81,602	11,262
	First American Financial Corp.	150,708	10,572
	Affiliated Managers Group Inc.	54,159	10,157

Vanguard® Explorer Value Fund
		Shares	Market Value ($000)
	Northern Trust Corp.	90,910	10,106
	Popular Inc.	95,976	9,536
	First BanCorp (XNYS)	459,803	9,509
	Pinnacle Financial Partners Inc.	72,480	9,213
	Lazard Inc.	156,496	9,088
	Webster Financial Corp.	139,470	8,616
	WSFS Financial Corp.	132,056	7,926
	Renasant Corp.	209,673	7,888
	Cadence Bank	205,749	7,857
*	NMI Holdings Inc.	192,062	7,681
	WaFd Inc.	201,443	7,369
	BOK Financial Corp.	61,917	7,360
	Home BancShares Inc.	220,666	7,008
	CVB Financial Corp.	292,641	6,854
	Sandy Spring Bancorp Inc.	178,322	6,719
	Hope Bancorp Inc.	473,421	6,448
	Radian Group Inc.	178,144	6,376
	Bread Financial Holdings Inc.	105,756	6,222
	PROG Holdings Inc.	125,486	6,106
	First Interstate BancSystem Inc. Class A	170,375	5,958
	Evercore Inc. Class A	19,261	5,930
	Eastern Bankshares Inc.	316,226	5,894
	Columbia Banking System Inc.	187,854	5,825
*	SiriusPoint Ltd.	374,601	5,776
	First Hawaiian Inc.	202,655	5,595
	FNB Corp.	318,931	5,470
	Bank OZK	106,275	5,311
	PJT Partners Inc. Class A	31,611	5,290
	Pacific Premier Bancorp Inc.	182,105	5,172
	DigitalBridge Group Inc.	392,907	5,147
	Kemper Corp.	69,980	5,003
*	ProAssurance Corp.	284,729	4,761
*	WEX Inc.	25,002	4,717
*	Repay Holdings Corp.	567,963	4,589
	Lancashire Holdings Ltd.	536,543	4,333
	Navient Corp.	270,535	4,215
	Rithm Capital Corp.	365,089	4,107
	BankUnited Inc.	73,702	3,101
			287,993
Health Care (6.0%)
*	Prestige Consumer Healthcare Inc.	116,007	9,834
*	Varex Imaging Corp.	586,583	9,784
*	Envista Holdings Corp.	437,270	9,747
	Labcorp Holdings Inc.	28,543	6,883
*	Charles River Laboratories International Inc.	30,253	6,022
*	Elanco Animal Health Inc. (XNYS)	405,901	5,362
*	Integra LifeSciences Holdings Corp.	207,208	5,093
*,1	Veradigm Inc.	436,177	4,536
*	Omnicell Inc.	95,832	4,465
*	Merit Medical Systems Inc.	42,662	4,433
*	Bio-Rad Laboratories Inc. Class A	12,628	4,300
*	Pacira BioSciences Inc.	138,027	2,334
			72,793
Industrials (16.2%)
	Kennametal Inc.	503,112	14,439
	FTAI Aviation Ltd.	67,471	11,391
*	Beacon Roofing Supply Inc.	98,215	11,100
*	Generac Holdings Inc.	56,116	10,561
*	Resideo Technologies Inc.	386,832	10,514
	Brink's Co.	108,150	10,459
	Interface Inc.	349,665	9,284
*	MRC Global Inc.	645,586	9,019
	Granite Construction Inc.	88,776	8,822
	Masco Corp.	97,265	7,836
	MDU Resources Group Inc.	387,578	7,767
*	Middleby Corp.	51,622	7,402
	Timken Co.	85,204	6,599
	KBR Inc.	106,389	6,472
*	CoreCivic Inc.	282,217	6,302

Vanguard® Explorer Value Fund
		Shares	Market Value ($000)
*	Everus Construction Group Inc.	96,895	6,168
	Applied Industrial Technologies Inc.	20,072	5,514
	Air Lease Corp.	103,230	5,254
	Loomis AB	161,685	4,954
	REV Group Inc.	146,005	4,529
*	Spirit AeroSystems Holdings Inc. Class A	135,633	4,389
	MillerKnoll Inc.	174,384	4,384
	EnerSys	43,661	4,220
	nVent Electric plc	53,817	4,214
	Snap-on Inc.	11,290	4,174
	WESCO International Inc.	18,014	3,811
	Greenbrier Cos. Inc.	45,323	3,082
	Simpson Manufacturing Co. Inc.	15,277	2,878
*	OPENLANE Inc.	110,344	2,229
			197,767
Information Technology (9.0%)
	Belden Inc.	79,962	9,787
*	Zebra Technologies Corp. Class A	21,121	8,596
*	Sanmina Corp.	100,366	7,970
*	Keysight Technologies Inc.	45,014	7,690
*	Ultra Clean Holdings Inc.	184,475	7,089
	TD SYNNEX Corp.	58,259	6,932
	InterDigital Inc.	33,477	6,560
*	Arrow Electronics Inc.	53,910	6,478
*	Diodes Inc.	92,690	6,025
	MKS Instruments Inc.	52,232	5,936
*	Insight Enterprises Inc.	34,597	5,413
	Jabil Inc.	39,338	5,343
*	Xperi Inc.	558,261	5,287
*	NCR Voyix Corp.	362,371	5,258
*	Cohu Inc.	181,801	4,800
	Adeia Inc.	327,825	3,973
*	Ichor Holdings Ltd.	113,913	3,732
	Silicon Motion Technology Corp. ADR	67,733	3,595
			110,464
Materials (5.1%)
	Eagle Materials Inc.	30,165	9,319
	Silgan Holdings Inc.	151,682	8,726
*	ATI Inc.	134,149	8,072
*	Axalta Coating Systems Ltd.	180,008	7,283
*	Knife River Corp.	58,040	6,007
	Pactiv Evergreen Inc.	435,979	5,916
	Graphic Packaging Holding Co.	169,918	5,113
	Kaiser Aluminum Corp.	55,660	4,524
	Carpenter Technology Corp.	21,357	4,144
	Mativ Holdings Inc.	255,201	3,356
			62,460
Other (1.1%)
[2]	Vanguard S&P Small-Cap 600 Value ETF	136,982	13,817
Real Estate (7.7%)
	Independence Realty Trust Inc.	474,529	10,364
	Agree Realty Corp.	128,007	9,831
*	Jones Lang LaSalle Inc.	34,196	9,595
	COPT Defense Properties	249,091	8,208
	First Industrial Realty Trust Inc.	142,288	7,605
	Essential Properties Realty Trust Inc.	211,224	7,203
*	Curbline Properties Corp.	270,032	6,551
	LXP Industrial Trust	694,482	6,493
	STAG Industrial Inc.	172,068	6,330
	Sila Realty Trust Inc.	203,293	5,410
*	CBRE Group Inc. Class A	34,157	4,782
	Piedmont Office Realty Trust Inc. Class A	475,236	4,524
	Pebblebrook Hotel Trust	316,704	4,386
	SITE Centers Corp.	135,016	2,096
			93,378

Vanguard® Explorer Value Fund
		Shares	Market Value ($000)
Utilities (1.4%)
	Spire Inc.	72,834	5,331
	UGI Corp.	171,203	5,200
	Portland General Electric Co.	74,360	3,563
	Unitil Corp.	48,290	2,898
			16,992
Total Common Stocks (Cost $895,528)			1,170,712
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.651% (Cost $50,883)	508,913	50,886
Total Investments (99.9%) (Cost $946,411)			1,221,598
Other Assets and Liabilities—Net (0.1%)			892
Net Assets (100%)			1,222,490
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,059,000.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,182,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	270	33,002	2,867
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Explorer Value Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,161,425	9,287	—	1,170,712
Temporary Cash Investments	50,886	—	—	50,886
Total	1,212,311	9,287	—	1,221,598
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,867	—	—	2,867
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
D.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	52,827	NA1	NA1	—	—	588	—	50,886
Vanguard S&P Small-Cap 600 Value ETF	8,568	8,435	3,856	24	646	34	—	13,817
Total	61,395	8,435	3,856	24	646	622	—	64,703
1	Not applicable—purchases and sales are for temporary cash investment purposes.